5. ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
ACCRUED EXPENSES

Accrued expenses at June 30, 2015 and December 31, 2014 were as follows:

	June 30, 2015	December 31, 2014

Accrued payroll expenses	$164,231	$68,920
Other accrued liabilities	34,716	49,286
	$198,947	$118,206

Accrued expenses at December 31, 2014 and 2013 were as follows:
	2014	2013

Accrued interest	$–	$161,583
Accrued payroll expenses	68,920	20,955
Other accrued liabilities	49,286	40,165
	$118,206	$222,703